Taxes - Summary of Reconciliation of Effective and Applicable Income Tax Expenses (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
(b) Reconciliation of income tax expense
Profit before tax		$ 3,849	$ 4,369	$ 3,273
PRRT (expense)/benefit		349	(91)	898
Profit before income tax		3,500	4,460	2,375
Income tax expense		763	814	653
(c) Reconciliation of PRRT expense
Profit before tax		3,849	4,369	3,273
Non-PRRT assessable profit		(2,180)	(2,631)	(1,780)
PPRT projects profit before tax		1,669	1,738	1,493
PRRT expense/(benefit)		349	(91)	898
Deferred tax assets		2,658	2,393
Impairment loss		143	$ 0	$ 1,917
Louisiana LNG Gas Management LLC
(c) Reconciliation of PRRT expense
Deferred tax assets		182
Woodside Energy H2 Oklahoma LLC
(c) Reconciliation of PRRT expense
Impairment loss		$ 113
Bottom of range | Pillar Two Legislation
(c) Reconciliation of PRRT expense
Average effective tax rate	15.00%
Global
(c) Reconciliation of PRRT expense
Average effective tax rate		21.80%	18.30%	27.50%
Australia
(c) Reconciliation of PRRT expense
Average effective tax rate		29.50%	26.90%	30.20%
Income tax
(b) Reconciliation of income tax expense
Income tax expense calculated at 30%		$ 1,050	$ 1,338	$ 712
Effect of tax rate differentials		10	(75)	91
Effect of deferred tax assets not recognised		19	76	155
Effect of tax benefits previously unrecognised		(194)	(442)	(332)
Effect of goodwill impairment		0	0	109
Reduction in deferred tax liability due to held for sale basis		0	(94)	(78)
Foreign exchange impact on tax (benefit)/expense		(47)	87	(58)
Adjustment to prior years		(29)	(122)	36
Integration and transaction costs non-deductible		0	0	4
Other		(46)	46	14
(c) Reconciliation of PRRT expense
PRRT expense calculated at 40%		1,050	1,338	712
Other		(46)	46	14
Deferred tax (benefit)/expense		(9)	55	22
Petroleum resource rent tax (PRRT)
(b) Reconciliation of income tax expense
Income tax expense calculated at 30%		668	695	598
Other		(50)	(18)	(1)
(c) Reconciliation of PRRT expense
PRRT expense calculated at 40%		668	695	598
(Recognition)/derecognition of Pluto exploration expenditure		0	(502)	611
Recognition of transferred exploration spend		0	0	(18)
Augmentation		(269)	(266)	(292)
Other		$ (50)	(18)	$ (1)
Pluto PRRT deferred tax asset
(c) Reconciliation of PRRT expense
Deferred tax (benefit)/expense			$ 502
Deferred Tax | Global
(c) Reconciliation of PRRT expense
Average effective tax rate		26.80%